Non-life and Life and Health Reserves - Guaranteed reserves, asbestos, and environmental claims and narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Guaranteed Reserves				$ 426
Gain on reserve agreement commutation			$ 29
Net non-life reserves related to asbestos and environmental claims	$ 43	$ 45
Gross non-life reserves related to asbestos and environmental claims	$ 50	$ 51